Debt (Tables)	6 Months Ended
Oct. 13, 2024
Debt Disclosure [Abstract]
Schedule of Long-Term Debt Instruments
Long-term notes payable consists of the following:

	October 13, 2024	April 28, 2024
PPP and SBA loans	$500	$500
Term loans	35,560	34,300
Equipment loan	15,881	16,500
Senior notes	61,372	53,430
Finance obligations	5,649	6,124
Other	360	74
Less: unamortized debt issuance costs and discounts	(35,216)	(35,433)
Total	84,106	75,495
Less: current portion of long-term notes payable	(6,659)	(4,818)
Long-term notes payable	$77,447	$70,677
Long-term notes payable consists of the following:

	April 28, 2024	April 30, 2023
PPP and SBA loans	$500	$500
Term loans	34,300	22,500
Equipment loan	16,500	11,500
Senior notes	53,430	—
Convertible notes	—	5,000
Finance obligations	6,124	3,995
Other	74	127
Less: unamortized debt issuance costs and discounts	(35,433)	(6,367)
Total	75,495	37,255
Less: current portion of long-term notes payable	(4,818)	(1,044)
Long-term notes payable	$70,677	$36,211